Stock Based Compensation Plans: (Details Text) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Stock Based Compensation Plans Details Text [Abstract]
Percent of the issued and outstanding common shares of the Company on a rolling basis permitted for option grants	10.00%
Maximum terms of options	10 years
Options available for grant	1,905,355,000
Option grants	250,000	1,600,000
Non-cash compensation expense	$ 500,000	$ 1,900,000
Remaining compensation expense related to unvested options	100,000
Weighted average grant date fair value of options granted	$ 0.98	$ 1.22
Shares of restricted stock issued to employees and directors of the Company	0	700,000
Non-cash compensation expense for stock granted in 2012 and prior periods	5,827	1,621,773
Retention units held by officers and directors	1,457.5
Retention units held by other employees	315
Minimum value of retention units	$ 7,700,000